SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, FINTECH ACQUISITION CORP. II (Q2) (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock subject to possible redemption [Abstract]
Common stock subject to possible redemption (in shares)	16,127,226	16,104,738	16,112,706	0
Offering costs [Abstract]
Offering costs		$ 12,912,088
Income taxes [Abstract]
Unrecognized tax benefits		0	$ 0	$ 0
Accrued interest and tax penalties		$ 0	$ 0	$ 0
Net income (loss) per common share [Abstract]
Common stock excluded in the calculation of diluted net income (loss) per share (in shares)			8,960,000
Common stock included in the calculation of diluted net income per share (in shares)	21,321,280
Warrants [Member]
Net income (loss) per common share [Abstract]
Common stock excluded in the calculation of diluted net income (loss) per share (in shares)		8,960,000